Debt Issued (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Debt issued	$ 8,813,414	$ 7,475,552
Mortgage bonds [Member]
Statement Line Items [Line Items]
Debt issued	10,898	16,368
Bonds [Member]
Statement Line Items [Line Items]
Debt issued	7,912,621	6,772,990
Subordinated bonds [Member]
Statement Line Items [Line Items]
Debt issued	$ 889,895	$ 686,194